STOCK BASED COMPENSATION - Stock Options Outstanding (FY) (Details)	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024 $ / shares shares	Jun. 14, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Number of Options
Outstanding beginning balance (in shares) | shares	2,271,894		3,679,171	3,394,753
Options exercised (in shares) | shares	0		(135,090)	(727,233)
Options forfeited (in shares) | shares	(2,964)		(149,328)	(25,876)
Options cancelled (in shares) | shares	0			(369,750)
Outstanding ending balance (in shares) | shares	2,268,930	3,679,171	3,394,753	2,271,894	3,394,753
Weighted Average Exercise Price (Per Share)
Outstanding beginning balance (in dollars per share) | $ / shares	$ 0.57			$ 0.57
Options exercised (in dollars per share) | $ / shares	0		$ 0.3	0.38
Options forfeited (in dollars per share) | $ / shares	1.26		1.11	0.82
Options cancelled (in dollars per share) | $ / shares	0			0.84
Outstanding ending balance (in dollars per share) | $ / shares	$ 0.57		$ 0.57	$ 0.57	$ 0.57
Number of Options (in shares) | shares	2,255,034		3,250,236	2,244,102	3,250,236
Options Vested and Exercisable, Weighted Average Remaining Contractual Life (Years)	4 years 6 months 25 days			4 years 9 months 3 days	5 years 9 months 14 days
Options Vested and Exercisable, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.57		$ 0.54	$ 0.56	$ 0.54
SpringBig
Number of Options
Outstanding beginning balance (in shares) | shares		6,802,437	6,205,520		6,802,437
Options exercised (in shares) | shares		(530,666)
Options forfeited (in shares) | shares		(61,460)
Options cancelled (in shares) | shares		(4,791)
Outstanding ending balance (in shares) | shares		6,205,520				6,802,437
Conversion ratio (in shares)		0.5929
Weighted Average Exercise Price (Per Share)
Outstanding beginning balance (in dollars per share) | $ / shares		$ 0.38			$ 0.38
Options exercised (in dollars per share) | $ / shares		0.55
Options forfeited (in dollars per share) | $ / shares		0.75
Options cancelled (in dollars per share) | $ / shares		$ 0.75
Outstanding ending balance (in dollars per share) | $ / shares						$ 0.38
Number of Options (in shares) | shares						4,628,311
Options Vested and Exercisable, Weighted Average Remaining Contractual Life (Years)						6 years 9 months 14 days
Options Vested and Exercisable, Weighted Average Exercise Price (in dollars per share) | $ / shares						$ 0.24